Empower Moderately Conservative Profile Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.76%	2.01%
Moderately Conservative Profile Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.57%	5.75%		6.74%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	10.39%	4.98%		6.24%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	10.03%	4.61%		5.87%
L
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	4.37%		5.60%